Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

14.	SUBSEQUENT EVENTS

In May 2009, the FASB issued new accounting guidance on subsequent events. The new accounting guidance requires that management evaluate events and transactions that may occur for potential recognition or disclosure in the financial statements after the balance sheet date through the date the financial statements are issued and determines the circumstances under which such events or transactions must be recognized in the financial statements.

On April 15, 2014, the Company entered into a stock option agreement with the CEO of the Company, Mr. Fang. Under the terms of the stock option agreement, the Company granted the options to Mr. Fang to purchase 1,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option has a term of five years and expires on May 1, 2019. The options will vest in two installments promulgated over a five-year period beginning on April 15, 2014, at the time when Dickson Fang, as the CEO, has achieved the performance (1.) the Company becomes a Form-10 reporting public Company, at which 1,100,000 shares become vesting, and (2.) the Company becomes a public traded Company, at which time 400,000 shares become vesting.

On April 22, 2014, the Company entered into a new lease agreement with Saul Holdings Limited Partnership for its new office. The term of the lease shall commence on the date hereof and shall end 76 months after the rent commence date. The rent commence date shall be August 1, 2014 or the date the Company actually commence beneficial occupancy, whichever is earlier. The annual rent is $84,000 plus annual operating cost of $44,000, which leads the Company’s rental payment to $128,000 per annum.

The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements.

14.	SUBSEQUENT EVENTS

In May 2009, the FASB issued new accounting guidance on subsequent events. The new accounting guidance requires that management evaluate events and transactions that may occur for potential recognition or disclosure in the financial statements after the balance sheet date through the date the financial statements are issued and determines the circumstances under which such events or transactions must be recognized in the financial statements.

On April 15, 2014, the Company entered into a stock option agreement with the CEO of the Company, Mr. Fang. Under the terms of the stock option agreement, the Company granted the options to Mr. Fang to purchase 1,500,000 shares of common stock of the Company at an exercise price of $1.00 per share. The option has a term of five years and expires on May 1, 2019. The options will vest in two installments promulgated over a five-year period beginning on April 15, 2014, at the time when Dickson Fang, as the CEO, has achieved the performance (1.) the Company becomes a Form-10 reporting public Company, at which 1,100,000 shares become vesting, and (2.) the Company becomes a public traded Company, at which time 400,000 shares become vesting.

On April 22, 2014, the Company entered into a new lease agreement with Saul Holdings Limited Partnership for its new office. The term of the lease shall commence on the date hereof and shall end 76 months after the rent commence date. The rent commence date shall be August 1, 2014 or the date the Company actually commence beneficial occupancy, whichever is earlier. The annual rent is $84,000 plus annual operating cost of $44,000, which leads the Company’s rental payment to $128,000 per annum.

The Company has evaluated all other subsequent events through the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require